Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables And Contract Assets [Abstract]
Summary of Trade Receivables and Contract Assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Trade receivables	309,772	302,655
Allowance for expected credit losses	(7,084)	(6,704)
Total trade receivables	302,688	295,951

Summary of Trade Receivables Breakdown by Geographical Area

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
EMEA	159,156	147,675
APAC	35,828	43,989
North America	101,615	101,416
South America	13,173	9,575
Total Trade Receivables	309,772	302,655

Summary of Allowances for Expected Credit Losses on Trade Receivables

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 7,084 thousand and EUR 6,704 thousand for 2025 and 2024 respectively:

	2025	2024
	(EUR thousand)
At January 1	6,704	6,656
Accruals	1,134	1,411
Releases	(469)	(1,346)
Utilizations	(36)	(25)
Exchange differences and other changes	(249)	8
At December 31	7,084	6,704